Subsidiary Guarantor Information - Supplemental Statement of Comprehensive Income (Detail) - MXN ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Supplemental information [line items]
Total revenues	$ 408,844,951	$ 412,579,540	$ 814,064,308	$ 830,492,936
Services income	683,115	1,577,316	1,362,137	2,102,903
Total revenues	409,528,066	414,156,856	815,426,445	832,595,839
(Impairment) of wells, pipelines, properties, plant and equipment			(17,548,991)	(66,084,491)
Cost of sales	363,565,950	328,562,776	685,751,323	632,545,139
Gross income	36,058,968	59,646,977	112,126,131	133,966,209
Total general expenses			92,209,076	86,973,820
Other income (loss), net			5,128,569	9,500,100
Operating income	(11,351,889)	21,516,390	25,045,624	56,492,489
Financing cost, net			(76,689,348)	(63,767,947)
Foreign exchange income (loss), net			(126,295,142)	230,676,132
Profit sharing in associates	234,319	42,013	265,216	151,969
Income before duties, taxes and other	(214,224,828)	95,011,704	(177,673,650)	223,552,643
Total taxes, duties and other			90,973,707	141,393,488
Net (loss) income	(273,329,563)	25,423,379	(268,647,357)	82,159,155
Total other comprehensive result	176,865,882	(23,999,531)	170,876,720	(52,255,383)
Total comprehensive income (loss)	$ (96,463,681)	$ 1,423,848	(97,770,637)	29,903,772
Eliminations
Supplemental information [line items]
Total revenues			(707,948,644)	(669,541,501)
Services income			(81,678,384)	(110,162,204)
Total revenues			(789,627,028)	(779,703,705)
Cost of sales			(769,704,563)	(733,559,272)
Gross income			(19,922,465)	(46,144,433)
Total general expenses			(19,835,896)	(45,977,299)
Other income (loss), net			85,701	170,720
Operating income			(868)	3,586
Financing cost, net			870	(3,585)
Profit sharing in associates			257,010,420	(147,196,962)
Income before duties, taxes and other			257,010,422	(147,196,961)
Net (loss) income			257,010,422	(147,196,961)
Total comprehensive income (loss)			257,010,422	(147,196,961)
Petróleos Mexicanos
Supplemental information [line items]
Services income			20,681,143	45,035,270
Total revenues			20,681,143	45,035,270
Cost of sales			550,181	460,531
Gross income			20,130,962	44,574,739
Total general expenses			40,794,643	38,149,619
Other income (loss), net			81,479	632,971
Operating income			(20,582,202)	7,058,091
Financing cost, net			429,937	(29,017,169)
Foreign exchange income (loss), net			21,003,651	(10,448,807)
Profit sharing in associates			(260,831,141)	113,450,915
Income before duties, taxes and other			(259,979,755)	81,043,030
Total taxes, duties and other			8,639,331	(1,147,993)
Net (loss) income			(268,619,086)	82,191,023
Total other comprehensive result			36,555,131
Total comprehensive income (loss)			(232,063,955)	82,191,023
Subsidiary guarantors
Supplemental information [line items]
Total revenues			922,654,418	964,612,744
Services income			49,294,906	58,406,395
Total revenues			971,949,324	1,023,019,139
(Impairment) of wells, pipelines, properties, plant and equipment			(17,548,991)	(66,084,491)
Cost of sales			858,074,658	842,537,312
Gross income			96,325,675	114,397,336
Total general expenses			65,349,242	89,782,055
Other income (loss), net			3,706,307	6,831,617
Operating income			34,682,740	31,446,898
Financing cost, net			(73,633,870)	(31,880,276)
Foreign exchange income (loss), net			(145,304,741)	236,709,116
Profit sharing in associates			(373,953)	2,500,777
Income before duties, taxes and other			(184,629,824)	238,776,515
Total taxes, duties and other			80,418,825	141,775,172
Net (loss) income			(265,048,649)	97,001,343
Total other comprehensive result			94,543,031
Total comprehensive income (loss)			(170,505,618)	97,001,343
Non-guarantor subsidiaries
Supplemental information [line items]
Total revenues			599,358,534	535,421,693
Services income			13,064,472	8,823,442
Total revenues			612,423,006	544,245,135
(Impairment) of wells, pipelines, properties, plant and equipment			0
Cost of sales			596,831,047	523,106,568
Gross income			15,591,959	21,138,567
Total general expenses			5,901,087	5,019,445
Other income (loss), net			1,255,082	1,864,792
Operating income			10,945,954	17,983,914
Financing cost, net			(3,486,285)	(2,866,917)
Foreign exchange income (loss), net			(1,994,052)	4,415,823
Profit sharing in associates			4,459,890	31,397,239
Income before duties, taxes and other			9,925,507	50,930,059
Total taxes, duties and other			1,915,551	766,309
Net (loss) income			8,009,956	50,163,750
Total other comprehensive result			39,778,558	(52,255,383)
Total comprehensive income (loss)			$ 47,788,514	$ (2,091,633)